Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com


December 3, 2010


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 129 (File Nos. 033-42484 and 811-06400)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 129 to the Trust's Registration Statement on Form N-1A ("PEA No. 129"). Pending shareholder approval, the WHG Dividend Growth Fund (the "Fund"), a series of the Trust that is not currently offered to the public and has no assets, will be acquiring the assets and assuming the liabilities of a separate fund in a reorganization scheduled for the first quarter of 2011. In addition, the Fund will be assuming the financial and performance history of the acquired fund. The purpose of PEA No. 129 is to make certain revisions to the Fund's registration statement to align the Fund's investment objective, principal investment strategies, related investment policies and financial and performance information with those of the acquired fund. For review purposes, please note that in connection with the proposed reorganization, the Fund has changed its name from the "WHG AllCap Value Fund" to the "WHG Dividend Growth Fund."
Please  contact  me  at  202.739.5676  with  your  questions  or  comments.

Sincerely,


/s/Beau Yanoshik
----------------
Beau Yanoshik


Enclosures